Mezzanine Equity (Details) - USD ($)		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2023	Oct. 14, 2023	Dec. 31, 2023	Dec. 31, 2024	Oct. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A Preferred Shares [Abstract]
Number of shares of junior stock that can be exchanged or converted (in shares)				1
Deemed dividend				$ 3,064,409		$ 2,429,275	$ 0
Mezzanine equity			$ 119,601,410	122,665,819		119,601,410
Dividends paid				$ 1,400,000		$ 851,667	0
Series A Preferred Shares [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000					140,000
Preferred shares, par value (in dollars per share)	$ 0.001
Preferred stock, stated value (in dollars per share)	$ 1,000
Preferred shares, dividend rate	1.00%			1.00%		1.00%
Dividend multiplier factor				1.3
Percentage of volume weighted average price of common shares				150.00%
Effective interest rate				3.71%
Expected life of preferred stock				9 years
Deemed dividend			2,429,275	$ 3,064,409
Mezzanine equity			119,601,410	122,665,819		$ 119,601,410	$ 0	$ 0
Fair value measurement of preferred stock			117,222,135			117,222,135
Issuance costs						50,000
Series A Preferred Shares [Member] | Related Party [Member] | Castor [Member]
Series A Preferred Shares [Abstract]
Preferred shares issued (in shares)	140,000
Dividends paid		$ 851,667			$ 1,400,000
Accrued dividends payable			$ 315,000	$ 338,333		$ 315,000
Series A Preferred Shares [Member] | Minimum [Member]
Series A Preferred Shares [Abstract]
Consecutive trading day period				5 days
Conversion price (in dollars per share)	$ 2.5
Percentage of holders that must provide consent				67.00%
Series A Preferred Shares [Member] | Maximum [Member]
Series A Preferred Shares [Abstract]
Preferred shares, dividend rate				20.00%
Consecutive trading day period				10 days